Commitments and Contingencies - Minimum Commitments to Gather before Other Owner Contributions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Feb. 01, 2014 Subsequent Event [Member]	Sep. 30, 2014 Dubach [Member]	Dec. 31, 2013 Dubach [Member]	Feb. 01, 2014 Dubach [Member] Subsequent Event [Member]	Sep. 30, 2014 Dubberly [Member]	Dec. 31, 2013 Dubberly [Member]	Feb. 01, 2014 Dubberly [Member] Subsequent Event [Member]
Other Commitments [Line Items]
2014		$ 17,722	$ 3,446		$ 12,510	$ 1,436		$ 5,212
2014	19,346			12,925			6,421
2015	25,767	25,064	13,671	12,925	13,671	11,393	12,842	11,393
2016	25,839	25,133	13,709	12,961	13,709	11,424	12,878	11,424
2017	25,767	25,064	13,671	12,925	13,671	11,393	12,842	11,393
2018	21,463	23,415	12,772	10,766	12,772	10,643	10,697	10,643
Total	$ 118,182	$ 116,398	$ 57,269	$ 62,502	$ 66,333	$ 46,289	$ 55,680	$ 50,065